Stream, Royalty and Other Interests (Tables)	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Carrying Amount Related to Stream, Royalty and Other Interests

A.	Carrying Amount
As of and for the year ended December 31, 2021:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion 1	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount

Aurizona, Brazil	$11,091	$-	$11,091	$2,052	$815	$-	$-	$2,867	$8,224

Black Fox, Canada	37,817	1	37,818	30,426	1,888	-	-	32,314	5,504

Bracemac-McLeod, Canada	21,495	-	21,495	19,584	1,545	-	-	21,129	366

Chapada, Brazil	69,554	-	69,554	16,882	2,963	-	-	19,845	49,709

Diavik, Canada	53,134	-	53,134	43,220	3,372	-	-	46,592	6,542

Fruta del Norte, Ecuador	33,267	1	33,268	1,290	2,304	-	-	3,594	29,674

Hod Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818

Houndé, Burkina Faso	45,120	-	45,120	12,331	1,610	-	-	13,941	31,179

Hugo North Extension and Heruga, Mongolia	35,352	-	35,352	-	-	-	-	-	35,352

Karma, Burkina Faso	26,289	-	26,289	17,440	1,586	-	-	19,026	7,263

Relief Canyon, United States	26,441	-	26,441	2,907	4,624	-	-	7,531	18,910

Santa Elena, Mexico	23,354	-	23,354	21,932	270	-	-	22,202	1,152

Vale Royalties, Brazil	-	117,787	117,787	-	1,444	-	-	1,444	116,343

Vatukoula, Fiji	-	27,590	27,590	-	-	-	-	-	27,590

Yamana silver stream, Argentina	74,252	-	74,252	25,883	10,415	-	-	36,298	37,954

Other 2	257,994	7,326	265,320	170,419	2,422	-	408	173,249	92,071

Total 3	$720,978	$152,705	$873,683	$364,366	$35,258	$-	$408	$400,032	$473,651

1
Depletion during the period in the Consolidated Statements of Income (loss) of $35.7 million is comprised of depletion expense for the period of $35.3 million, and $0.4 million from depletion in ending inventory as at December 31, 2020.

2	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, Ming, and others.

3	Stream, Royalty and Other Interests includes non-depletable assets of $53.9 million and depletable assets of $419.8 million.
As of and for the year ended December 31,
2
020:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount

Aurizona, Brazil	$11,091	$-	$11,091	$985	$1,067	$-	$-	$2,052	$9,039

Black Fox, Canada	37,817	-	37,817	29,412	1,014	-	-	30,426	7,391

Bracemac-McLeod, Canada	21,495	-	21,495	18,099	1,485	-	-	19,584	1,911

Chapada, Brazil	69,554	-	69,554	13,968	2,914	-	-	16,882	52,672

Diavik, Canada	53,111	23	53,134	33,273	2,085	-	7,862	43,220	9,914

Fruta del Norte, Ecuador	33,259	8	33,267	34	1,256	-	-	1,290	31,977

Hod Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818

Houndé, Burkina Faso	45,101	19	45,120	8,515	3,816	-	-	12,331	32,789

Hugo North Extension and Heruga, Mongolia	35,351	1	35,352	-	-	-	-	-	35,352

Karma, Burkina Faso	26,289	-	26,289	13,248	3,843	349	-	17,440	8,849

Relief Canyon, United States	26,416	25	26,441	-	2,820	87	-	2,907	23,534

Santa Elena, Mexico	23,354	-	23,354	21,610	312	10	-	21,932	1,422

Yamana silver stream, Argentina	74,252	-	74,252	15,764	10,119	-	-	25,883	48,369

Other 1	254,544	3,450	257,994	167,011	2,393	-	1,015	170,419	87,575

Total 2	$717,452	$3,526	$720,978	$321,919	$33,124	$446	$8,877	$364,366	$356,612

1	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, Ming, and others.

2	Stream, Royalty and Other Interests includes non-depletable assets of $58.4 million and depletable assets of $298.2 million.